Bonds Payable - Summary of Bonds Payable (Detail) - TWD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Bonds Payable [Abstract]
Unsecured domestic bonds	$ 30,500	$ 27,000
Less: Discounts on bonds payable	(23)	(23)
Bonds payable	$ 30,477	$ 26,977